Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

a) Basis of Presentation

The unaudited condensed consolidated financial statements contained herein have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to SEC rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. Accordingly, the condensed consolidated financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the results of interim periods and may not include all disclosures required by accounting principles generally accepted in the United States (“GAAP”). The information as of June 30, 2025, and for the six months ended June 30, 2025, is unaudited, whereas the consolidated balance sheet as of December 31, 2024, is derived from the Company’s audited consolidated financial statements as of that date. These condensed consolidated financial statements and notes hereto should be read in conjunction with the consolidated financial statements and notes thereto included in the audited financial statements for the year ended December 31, 2024.

The results of operations for the interim periods presented are not necessarily indicative of results to be expected for any other interim period or for the year. Certain reclassifications have been made in prior year’s financial statements to conform to classifications used in the current year.

Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

In August 2025, the Board of Directors of the Company approved a 5,000 – 1 reverse stock split. All share and per share numbers have been updated to reflect such a reverse stock split.

b) Segments

The Company organized its operations into two operating segments. The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the chief executive officer. The Company determined it has in two operating segments: (1) Sale of Products and (2) Biotechnology segment. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. See Note 14.

As the Company’s long-lived assets, except for the intangible asset and deferred offering costs, are substantially all located in India, and all of the Company’s revenue and expenses related to the sale of products are derived from within India, no geographical segments are presented.

c) Basis of Consolidation

The Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiary, VTL. All intercompany accounts and transactions have been eliminated in the consolidation.

d) Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the six months ended June 30, 2025, and 2024, the Company has generated a net loss of $ 602,732 and $ 593,132, respectively. As of June 30, 2025, the Company’s current liabilities exceed its current assets by approximately $ 6 million. The Company’s major sources of funds to date have been through the sale of preferred stock and the issuance of convertible debt. As a result of the Merger transaction and concurrent financing as described in Note 16, the Company believes it has sufficient funds to finance the operating requirements for at least the next 12 months from the issuance of these Condensed Consolidated Financial Statements. The Company may be able to access a financing facility that ReShape had in place to sell shares of common stock of the public company (ATM facility) under certain circumstances. Further, the Company will be able to determine the timing of when planned clinical and pre-clinical operations will commence.

Obtaining additional financing to support the successful development of the Company’s contemplated plan of drug development and operations and its transition, ultimately, to the attainment of profitable operations, is necessary for the Company to continue operations. The Company will continue to seek funds through debt or equity financings, marketing and distribution arrangements, and other collaborations, strategic alliances, and licensing arrangements, or other sources of financing. However, there can be no assurances that such financings or other strategic transactions will be available on acceptable terms, or at all. If the Company is unable to raise additional funds, it will need to do one or more of the following:

●	Delay clinical trials and processes;

●	License third parties to develop and commercialize products or technologies that it would otherwise seek to develop and commercialize itself;

●	Seek strategic alliances or business combinations;

●	Attempt to sell the Company;

●	Cease operations; or

●	Declare bankruptcy

The Company continues to raise additional capital through the issuance of convertible notes. The Company is in discussions with investment bankers to raise additional capital in the public or private markets.  There is no assurance that such financing can be completed.  The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management is implementing plans to reduce expenses and seek additional financing. However, there can be no assurance that these plans will be successful. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The consolidated financial statements do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

e) Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates. Significant estimates used in preparing these audited consolidated financial statements include the realization of deferred tax assets, timing of the recognition of research and development costs, fair value of debt and equity-based instruments, and future obligations under employee benefit plans.

f) Foreign Currency Translation and Transactions

The Company also operates in India, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US dollar and the Indian Rupee.

The Company’s functional currency is the United States Dollar. The functional currency of its Indian subsidiary is Indian National Rupees. Consequently, revenues and expenses of operations of the Indian subsidiary are translated into United States Dollars using average period exchange rates, while assets and liabilities of the Indian subsidiary are translated into United States Dollars using the year-end exchange rate in effect at the balance sheet dates. Adjustments resulting from the translation of functional currency financial statements to reporting currency are accumulated and reported as a part of Accumulated Other Comprehensive Income, a separate component of stockholders’ equity in the accompanying consolidated balance sheets.

Transactions in foreign currencies are translated at the exchange rate prevailing on the date of the transaction. Resulting gains or losses from the settlement of such foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates in effect on the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are expressed in functional currency at the historical exchange rates. Losses resulting from foreign currency transactions amounting to ($12) and $84 for the six months ended June 30, 2025, and 2024 respectively are included in the Condensed Consolidated Statements of Operations and Comprehensive Loss under the caption selling, general and administrative expenses.

g) Cash and Cash Equivalents

Cash includes all highly liquid instruments with a maturity of three months or less when purchased. The Company maintains its cash balances in financial institutions which are insured by the Federal Deposit Insurance Corporation (“FDIC”). At various times during the year, such balances may exceed the FDIC limit. The Company has not experienced any credit losses associated with its balances in such accounts. Cash held in the U.S. bank account as of June 30, 2025, and December 31, 2024, was approximately $247,585 and $ 3,197, respectively. Cash held in India as of June 30, 2025, and December 31, 2024, was approximately $135,801 and $98,707, respectively.

h) Accounts Receivable, net

Accounts receivable is generally recorded at the invoiced amounts, net of an allowance for expected losses. The Company establishes credit terms for new customers based upon management’s review of their credit information and project terms and performs ongoing credit evaluations of its customers, adjusting credit terms when management believes appropriate based upon payment history and an assessment of the customer’s current credit worthiness. The Company follows Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments, which removed all current thresholds and requires entities under the new current expected credit loss (“CECL”) model to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument’s contractual life. The new CECL model is based on expected losses rather than incurred losses. Management determined that no allowance for doubtful accounts was necessary as of June 30, 2025 and December 31, 2024.

i) Property and equipment, net

Property and equipment, is stated as net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, summarized as follows:

Computers and software.	3 years

Office equipment.	5 years

Furniture and Fixtures.	10 Years

Lab machinery.	10 years

Leasehold improvements	Lower of estimated useful life or remaining period of lease term

Repairs and maintenance costs are expensed as incurred; major renewals and betterments are capitalized. When assets are disposed of, the assets and related allowances for depreciation and amortization are eliminated from the accounts, and any resulting gain or loss is reflected in operations.

j) Goods and Service Tax and Other Credits Receivable

The Company has indirect tax credit carry-forwards arising in India, which may be utilized or refunded as VTL generates sales to third parties or invoices to VTI pursuant to intercompany transfer pricing arrangements. The Company expects to utilize these indirect tax credit carry-forwards over a 4-to-5-year period.

k) Intangible Assets

On August 21, 2021, Vyome acquired the majority of the outstanding shares (purchase of substantially all of the outstanding shares of preferred stock) of Livechain, Inc., (“LICH”) for $220,000. The total costs of the asset acquisition were $314,191. LICH is an inactive non-reporting shell (“Shell Company”) that trades on the bulletin board under the ticker symbol LICH. As of the date of the transaction and through June 30, 2025, LICH had no operations. LICH did not meet the definition of a business and therefore, was accounted for as an asset acquisition of the shell company, a single indefinite-lived asset.

Intangible assets with indefinite lives (i.e., non-reporting shell) are not amortized; rather, they are tested for impairment annually or whenever events or circumstances exist that would make it more likely than not that an impairment exists.

l) Impairment of Long-Lived Assets

The Company evaluates all long-lived assets for impairment annually, or sooner if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If the carrying amount is not fully recoverable, an impairment loss is recognized to reduce the carrying amount to fair value and is charged to expense in the period of impairment. As of June 30, 2025, and December 31, 2024, management has determined that these assets are not impaired.

m) Revenue Recognition

The Company recognizes revenue under ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”). The Company determines revenue recognition through the following steps:

●	Step 1: Identify the contract with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company records sales of its dermatological products to the pharmaceutical company when performance obligations with customers are satisfied. The Company’s performance obligation is a promise to transfer a distinct good to the customer and each distinct good represents a single performance obligation. Such performance obligations are satisfied at a point in time and revenues are recognized when all rights and rewards of ownership are transferred. The majority of the Company’s products are shipped by common carriers resulting in recognition of revenues upon shipment at which time control passes to the customer. Revenue is measured at the amount of consideration the Company expects to receive in exchange for the transferring of products. Customers may be entitled to cash discounts, typically denoted at the time of invoicing and shipping. Such amounts are considered to be variable consideration under ASC 606. An estimate for cash discounts is included in the transaction price as a component of sales and is estimated based on the satisfaction of outstanding receivables and historical performance. The Company does not have any material financing terms as payment is received shortly after the transfer of control of the products to the customer within a period of 30-60 days.

Net service fee payment and agent fees for sales of products made by Sun Pharma are recorded as service fee revenue in the period earned.

Pursuant to licensing and marketing contracts, the Company receives payments from its pharmaceutical company marketing partner for the right to distribute the products (“royalties”). Such royalty payments are linked to the net sales value of the products by its marketing partner to third parties and are recognized in the period to which the royalty relates. Such amounts are recorded under Revenue from operations in the Consolidated Statements of Operation and Comprehensive Loss.

The Company recognizes milestone payments under the license and marketing agreements when all performance obligations related to the identified performance obligations are completed.

n) Cost of products sold

The cost of products sold represents the cost of manufacturing the products supplied by third-party manufacturers.

o) Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses consist of internal and external expenses. Internal expenses include employee compensation and overheads. External expenses include development, clinical trials, statistical analysis and report writing, and regulatory compliance costs incurred with clinical research organizations and other third-party vendors. At the end of the reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates have been made as a result of the service provided, the Company may record net prepaid or accrued expenses relating to these costs. Payments made to third parties that perform research and development services on the Company’s behalf are expensed as services are rendered, or as contractually agreed.

p) Stock-based Compensation

The Company accounts for stock options granted to employees and non-employees at fair value, which is measured using the Black-Scholes Option pricing model. The fair value measurement date for employee awards is the date of the grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation.

The Company’s policy is to account for forfeitures of awards when they occur in accordance with ASC 718, Compensation-Stock Compensation. The Company reverses compensation cost previously recognized, in the period the award is forfeited, for an award that is forfeited before completion of the requisite service period.

The Company utilizes the Black-Scholes option-pricing model, which incorporates assumptions and estimates to value options granted. Estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying stock issuable upon exercise of the options, expected life of the options, risk-free interest rate, expected dividend yield, and expected volatility from peer public companies of the price of the underlying stock.

As the Company’s common stock has not been publicly traded, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an independent valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The expected life of the stock options in years is estimated using the “simplified method,” as prescribed in SEC’s Staff Accounting Bulletin (SAB) No. 107, as the Company has no historical information from which to develop reasonable expectations about future exercise patterns and post-vesting employment termination behaviour for its stock option grants. The simplified method is the midpoint between the vesting period and the contractual term of the option. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants. The risk-free rate is based on the U.S. Treasury yield curve commensurate with the expected life of the option. The expected dividend yield is zero as the Company has no history of paying dividends and no plans to do so in the near term.

q) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards in the Condensed Consolidated Financial Statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the unaudited consolidated statements of operations in the period that includes the enactment date.

Valuation allowances are recognized to reduce deferred tax assets to the amount that will more likely than not be realized. In assessing the need for a valuation allowance, management considers all available evidence for each jurisdiction including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies. When the Company changes its determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to income tax expense in the period in which such determination is made.

The Company also accounts for uncertain tax positions in accordance with ASC Topic 740, Income Taxes. This guidance prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the Company’s income tax returns. As of June 30, 2025, and December 31, 2024, the Company had no uncertain tax positions that affected its financial position and its results of operations or its cash flows and will continue to evaluate for uncertain tax positions in the future. There are no interest costs or penalties provided for in the Company’s consolidated financial statements for the six months ended June 30, 2025, and 2024. If at any time the Company should record interest and penalties in connection with income taxes, the interest, and the penalties will be expensed within the general and administrative expenses category in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss.

r) Leases

ASC Topic 842, “Leases”, establishes a right-of-use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. Lessor accounting under the new standard is substantially unchanged. Additional qualitative and quantitative disclosures are also required.

The Company adopted the following practical expedients and accounting policies elections related to this standard:

●	Short-term lease accounting policy election allowing lessees to not recognize ROU assets and liabilities for leases with a term of 12 months or less; option to not separate lease and non-lease components in the Company’s lease contracts; and

●	The package of practical expedients applied to all of its leases, including (i) not reassessing whether any expired or existing contracts are or contain leases, (ii) not reassessing the lease classification for any expired or existing leases, and (iii) not reassessing the capitalization of initial direct costs for any existing leases.

Disclosures related to the amount, timing and uncertainty of cash flows arising from leases are included in Note 12.

s) Notes Payable

The Company has elected to account for notes payable to a shareholder using the fair value option in accordance with the guidance contained in ASC 825-10-25. The fair value option provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments, and written loan commitments. See Note 8 for additional information.  ASC 815-40-65-1(d) also allows a reporting entity to make a one-time irrevocable election to apply the fair value option in ASC 825-10 as of the date of adoption for any liability classified convertible securities that are within the scope of ASC 825-10. The impact of electing the fair value option would be reflected through a cumulative effect adjustment to the opening retained earnings balance as of the beginning of the first reporting period a reporting entity adopted ASU 2020-06.

t) Fair Value Measurements

The Company considers its cash and cash equivalents, accounts receivable, and accounts payable to meet the definition of financial instruments, and the carrying amounts of such instruments approximated their fair values due to the short maturities of these instruments. The Company records the convertible debt at fair value.

The Company measures fair value as required by the ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). ASC Topic 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 -	Inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 -	Unobservable inputs for the asset or liability are only used when there is little if any, market activity for the asset or liability at the measurement date.

The Company utilizes a Probability Weighted Expected Return Model (“PWERM”) to value the convertible debt and promissory notes. The quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s convertible debt that is categorized within Level 3 of the fair value hierarchy included the discount rate and expected financing date. The other factors used in the calculation of fair value are contractual terms of the convertible note and promissory note instruments.

The following table sets forth the financial liabilities, measured at fair value, by level within the fair value hierarchy as of June 30, 2025, and December 31, 2024

	June 30, 2025	December 31, 2024
Level 3
Convertible debt	$4,034,381	$3,589,410
Promissory notes – ReShape	$424,247	-

u) Basic and diluted net loss per common share

Net loss per share information is determined using the two-class method, which includes the weighted average number of shares of common stock outstanding during the period and other securities that participate in dividends (a “participating security”). The Company considered its Preferred Stock to be participating securities because the shares included rights to participate in dividends with the common stock.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders is calculated by adjusting the net loss of the Company for the accretion on the Preferred Stock. Net losses are not allocated to preferred stockholders as they do not have an obligation to share in the Company’s net losses. In periods with net income attributable to common stockholders, the Company would allocate net income first to preferred stockholders based on dividend rights under the Company’s certificate of incorporation and then to preferred and common stockholders based on ownership interests. Diluted net loss per share attributable to common stockholders is computed using the more dilutive of (1) the two-class method or (2) the if-converted method.

During the six months ended June 30, 2025, and 2024, diluted earnings per common share is the same as basic earnings per common share because, as the Company incurred a net loss during each period presented, the potentially dilutive securities from the assumed exercise of all outstanding stock options would have an anti-dilutive effect. The dilutive shares as of June 30, 2025, and 2024, not included in the loss per share calculation, include 3,076 shares of common stock issuable upon conversion of preferred stock; and 279 and 293 shares of common stock potentially issuable under stock options at June 30, 2025, and December 31, 2024, respectively. The number of shares potentially issuable upon conversion of the debt is not currently calculable and would be anti-dilutive.

v) Post Employment benefits

The Subsidiary in India has a defined benefit gratuity scheme for its employees in India. This gratuity scheme provides for lump sum payment in accordance with the provisions of the Payment of Gratuity Act, 1972 to vested employees at retirement or death while in employment or on termination of employment of an amount equivalent to 15 days basic salary payable for each completed year of service or part thereof in excess of three months subject to a limit of INR 2,000,000 (equivalent to approximately $ 24,000). Vesting occurs upon completion of 5 years of continuous service.

Accumulated compensated absences, which are expected to be encashed within 12 months from end of the year, are treated as short-term employee benefits. The obligation towards the same is measured at the expected cost of accumulating compensated absences as the additional amount expected to be paid as a result of the unused entitlement at the end of the year. Actuarial gains or losses are recognized in the Condensed Consolidated Statement of Operations and Comprehensive Loss in the year in which they arise.

w) Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB and are early adopted by the Company or adopted as of the specified effective date. There were no recent accounting pronouncements that impacted the Company or are expected to have a significant effect on its consolidated financial statements.